Policyholder Liabilities - Schedule of Present Value of Expected Future Policy Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance, liability for future policy benefit	$ 402,305	$ 384,510
Beginning balance at original discount rate	352,708	315,793
Effect of changes in cash flow assumptions		1,277	$ 7,892
Effect of actual variances from expected experience		(1,941)	(1,908)
Adjusted beginning of year balance		352,044	$ 321,777
Issuances	16,072	55,229
Interest accrual	14,664	14,819
Benefit payments	0	0
Net premiums collected	0	0
Derecognition (lapses)	(40,327)	(39,117)
Ending balance at original discount rate	342,453	352,708
Effect of changes in discount rate assumptions	(23,776)	49,597
Ending balance, liability for future policy benefit	$ 318,677	$ 402,305